Risk and capital management - Risk descriptions (Details)	Dec. 31, 2021
Credit risk
Risk and capital management
Proportion of economic capital	64.50%
Market risk
Risk and capital management
Proportion of economic capital	13.30%
Operational risk
Risk and capital management
Proportion of economic capital	2.40%